PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2018	2017
Cost:

Computers and peripheral equipment	$1,048	$1,037
Office furniture and equipment	190	190
Leasehold improvements	31	28

	1,269	1,255
Accumulated depreciation:

Computers and peripheral equipment	1,021	962
Office furniture and equipment	172	170
Leasehold improvements	16	16

Accumulated depreciation	1,209	1,148

Depreciated cost	$60	$107